Annual Total Returns - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional) - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Allspring Emerging Markets Equity Advantage Fund)
Prospectus [Line Items]
Annual Return [Percent]	27.73%	10.52%	12.01%	(18.17%)	2.79%	7.54%	16.46%	(11.66%)	24.47%	4.80%
(Allspring Emerging Markets Equity Fund)
Prospectus [Line Items]
Annual Return [Percent]	36.28%	3.37%	8.39%	(19.75%)	(12.13%)	20.86%	27.57%	(16.09%)	34.42%	11.65%
(Allspring International Equity Fund)
Prospectus [Line Items]
Annual Return [Percent]	30.81%	0.05%	15.56%	(11.57%)	5.80%	4.52%	15.01%	(17.17%)	24.07%	4.28%
(Allspring Special Global Small Cap Fund)
Prospectus [Line Items]
Annual Return [Percent]	3.86%	(3.40%)	14.20%	(24.76%)	21.41%	9.76%	24.50%	(11.40%)	24.05%	18.61%
(Allspring Special International Small Cap Fund)
Prospectus [Line Items]
Annual Return [Percent]	18.83%	(0.83%)	11.48%	(21.60%)	12.60%	9.91%